Stock-Based Compensation - Summary of Stock Plan Activity (Details) - Two Thousand And Eighteen Stock Plan [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation [Line Items]
Number of Options, Beginning	2,255	1,567	0
Number of Options, Granted	0	1,033	1,567
Number of Options, Cancelled	0	(345)
Number of Options, End	2,255	2,255	1,567
Weighted - Average Exercise Price ($ per share), Beginning	$ 2.49	$ 2.30	$ 2.30
Weighted - Average Exercise Price ($ per share), Granted		2.70	2.30
Weighted - Average Exercise Price ($ per share), Cancelled		2.30
Weighted - Average Exercise Price ($ per share), End	$ 2.49	$ 2.49	$ 2.30
Weighted - Average Remaining Contractual Life (years), End	8 years 5 months 15 days	8 years 11 months 15 days	8 years 11 months 15 days